Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information Abstract
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 14, 2012
Entity Registrant Name	Ecolivegreen Corp
Entity Central Index Key	0001452920
Entity Filer Category	Smaller Reporting Company